Segment Information (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2016 USD ($) operating_segments stores_stations refineries mi bbl	Mar. 31, 2015 USD ($) stores_stations	Dec. 31, 2015 USD ($)
Segment Reporting Information [Line Items]
Goodwill	$ 1,289,443		$ 1,289,443
Number of Reportable Segments | operating_segments	3
Derivative, Gain (Loss) on Derivative, Net	$ 5,320	$ (2,504)
Number of Stores | stores_stations	541
Inventory, Change in Lower of Cost or Market Reserve	$ (51,700)	(15,700)
Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	3
Refining Group [Member]
Segment Reporting Information [Line Items]
Inventory, Change in Lower of Cost or Market Reserve	$ (51,700)	$ (15,400)
Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	3
Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	258	261
Inventory, Change in Lower of Cost or Market Reserve	$ (100)	$ (300)
Western Refining Logistics, LP [Member]
Segment Reporting Information [Line Items]
Pipeline, Miles | mi	685
Active Storage Capacity | bbl	8,200,000
Non-Staffed Fueling Locations [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	52	50
Glencore Supply Agreement [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 26,400	$ 21,500
Net Assets	1,400		$ 1,800
Operating Segments [Member] | Refining Group [Member]
Segment Reporting Information [Line Items]
Goodwill	1,267,455	1,267,455
Operating Segments [Member] | Retail Group [Member]
Segment Reporting Information [Line Items]
Goodwill	$ 21,988	$ 21,988
El Paso Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
El Paso Facility [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
Active Storage Capacity | bbl	131,000
Gallup Facility [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
Gallup Facility [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
Active Storage Capacity | bbl	25,000
St. Paul Park, Minnesota [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
St. Paul Park, Minnesota [Member] | Refining Group [Member] | Refining Equipment [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Operated, Number of Significant Assets | refineries	1
Active Storage Capacity | bbl	98,000
Northern Tier Energy LP [Member] | Wholly Owned Properties [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	169
Northern Tier Energy LP [Member] | Franchised Units [Member]
Segment Reporting Information [Line Items]
Number of Stores | stores_stations	114